Stockholders' Equity (Deficit) - Common stock for future issuances (Details) - shares	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Reserved common stock for future issuances	35,625,628	77,408,386	77,603,716
Series A redeemable convertible preferred stock
Class of Stock [Line Items]
Reserved common stock for future issuances		18,421,897	18,421,897
Series B redeemable convertible preferred stock
Class of Stock [Line Items]
Reserved common stock for future issuances		24,137,647	24,137,647
Series C redeemable convertible preferred stock
Class of Stock [Line Items]
Reserved common stock for future issuances		11,241,286	11,241,286
Series D redeemable convertible preferred stock
Class of Stock [Line Items]
Reserved common stock for future issuances		15,812,735	15,812,735
Common stock reserved for Contingent Consideration Shares
Class of Stock [Line Items]
Reserved common stock for future issuances	15,000,000
Exercise of options under stock plan
Class of Stock [Line Items]
Reserved common stock for future issuances	6,399,888	4,813,262	5,220,236
Issuance of options under stock plan
Class of Stock [Line Items]
Reserved common stock for future issuances	7,730,503	2,948,598	2,736,954
Shares available for grant under ESPP
Class of Stock [Line Items]
Reserved common stock for future issuances	1,030,033
Warrants to purchase common stock
Class of Stock [Line Items]
Reserved common stock for future issuances	5,465,204	32,961	32,961